Discontinued Operations (Details Narrative) $ in Thousands	1 Months Ended	10 Months Ended	12 Months Ended
	Jan. 27, 2021	Nov. 13, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
The number of Memorandum of Agreement		14
The number of vessels to be sold		14
Repayments of Debt			$ 120,868	$ 780,910		$ 67,029
CMBFL 2020 and ICBCFL | M/V Akadimos, M/V Athos, M/V Aristomenis [Member]
Property, Plant and Equipment [Line Items]
Full repayments of Debt				$ 88,932
C M T C Sellers Credit [Member]
Property, Plant and Equipment [Line Items]
Description of scope	in order to defer $6,000 of the purchase price of the M/V Long Beach Express, M/V Seattle Express and M/V Fos Express for up to five years from the vessels’ delivery date
Repayments of Debt					$ 6,000
M/V Buenaventura Express [Member]
Property, Plant and Equipment [Line Items]
Description of vessels' disposal			the Company disposed of 13 out of the 14 container carrier vessels agreed to sell. The remaining container carrier vessel, the M/V Buenaventura Express, that was disposed of on January 19, 2026, met the criteria to be classified as vessel held for sale
Other Asset Impairment Charges			$ 0